Leases	9 Months Ended
Sep. 30, 2023
Leases [Abstract]
Leases
Note 9: Leases
We are lessee for corporate office space in Seattle, Washington and Seoul, Korea. The lessor for our Seoul, Korea leases is our parent, DoubleU Games (see Note 12). Our leases have remaining terms of thirteen to sixty months. We do not have any finance leases. Our total variable and short-term lease payments are immaterial for all periods presented.
The Seattle, Washington lease originated in July 2012 and consists of 49,375 square feet. The lease will expire in October 2024.
In September 2023, we executed a new sublease with our parent, DUG, for 28,497 square feet of office space in Gangnam-gu, Seoul,
Korea. The lease term commences in October 2023, and will expire in September 2028.
Supplemental balance sheet and cash flow information related to operating leases is as follows (in thousands):

	As of September 30, 2023	As of December 31, 2022
Operating lease right-of-use asset	$2,196	$4,675
Accrued rent	470	817

Total operating lease right-of-use asset, net	$1,726	$3,858

Short-term operating lease liabilities	2,020	3,050
Long-term operating lease liabilities	176	1,625

Total operating lease liabilities	$2,196	$4,675
Supplemental cash flow information related to leases was as follows (in thousands):

	Nine months ended September 30,
	2023	2022
Cash paid for amounts included in the measurement of operating lease liabilities	$2,547	$2,352